Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2014
Guarantor Subsidiaries [Abstract]
Guarantor Subsidiaries
Note 22 – Guarantor Subsidiaries

Certain of the Company’s 100% owned, domestic subsidiaries (the “Guarantor Subsidiaries”) fully and unconditionally guarantee, on a joint and several basis, certain of the outstanding indebtedness of the Company, including the 6.00% senior notes due 2023.  The following consolidating and/or combining schedules present financial information on a consolidated and combined basis in conformity with the SEC’s Regulation S-X Rule 3-10(d):

CONSOLIDATING BALANCE SHEET

(Thousands of dollars)	December 31, 2014
Assets	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Current assets
Cash and cash equivalents	$—	$327,163	$—	$—	$—	$327,163
Accounts receivable—trade, less allowance for doubtful accounts of $4,456 in 2014	—	138,466	—	—	—	138,466
Inventories, at lower of cost or market	—	157,046	—	—	—	157,046
Prepaid expenses and other current assets	—	11,710	—	—	—	11,710
Current assets held for sale	—	—	—	56,328	—	56,328
Total current assets	—	634,385	—	56,328	—	690,713
Property, plant and equipment, at cost less accumulated depreciation and amortization of $663,067 in 2014	—	1,248,081	—	—	—	1,248,081
Investments in subsidiaries	1,580,277	177,263	—	—	(1,757,540)	—
Other assets	—	10,543	—	—	—	10,543
Deferred tax assets	—	—	—	—	—	—
Noncurrent assets held for sale	—	—	—	—		$—
Total assets	$1,580,277	$2,070,272	$—	$56,328	$(1,757,540)	$1,949,337
Liabilities and Stockholders' Equity
Current liabilities
Current maturities of long-term debt	$—	$—	$—	$—	$—	$—
Inter-company accounts payable	51,348	82,528	(52,077)	(81,799)	—	—
Trade accounts payable and accrued liabilities	—	381,271	—	—	—	381,271
Income taxes payable	—	18,348	14	—	—	18,362
Deferred income taxes	—	522	—	—	—	522
Current liabilities held for sale	—	—	—	12,925	—	12,925
Total current liabilities	51,348	482,669	(52,063)	(68,874)	—	413,080
Long-term debt	—	488,250	—	—	—	488,250
Deferred income taxes	—	137,882	—	—		137,882
Asset retirement obligations	—	22,245	—	—	—	22,245
Deferred credits and other liabilities	—	29,175	—	—	—	29,175
Total liabilities	51,348	1,160,221	(52,063)	(68,874)	—	1,090,632
Stockholders' Equity
Preferred Stock, par $0.01 (authorized 20,000,000 shares, none outstanding)	—	—	—	—	—	—
Common Stock, par $0.01 (authorized 200,000,000 shares, 46,767,164 shares issued at December 31, 2014)	468	1	60	—	(61)	468
Treasury stock (1,056,689 shares held at December 31, 2014)	(51,073)	—	—	—	—	(51,073)
Additional paid in capital (APIC)	1,228,095	558,611	52,004	35,677	(1,316,516)	557,871
Retained earnings	351,439	351,439	(1)	89,525	(440,963)	351,439
Total stockholders' equity	1,528,929	910,051	52,063	125,202	(1,757,540)	858,705
Total liabilities and stockholders' equity	$1,580,277	$2,070,272	$—	$56,328	$(1,757,540)	$1,949,337
CONSOLIDATING BALANCE SHEET

(Thousands of dollars)	December 31, 2013
Assets	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Current assets
Cash and cash equivalents	$—	$294,741	$—	$—	$—	$294,741
Accounts receivable—trade, less allowance for doubtful accounts of $4,456 in 2013	—	191,904	—	—	—	191,904
Inventories, at lower of cost or market	—	157,795	—	—	—	157,795
Prepaid expenses and other current assets	—	12,217	—	—	—	12,217
Current assets held for sale	—	—	—	25,759	—	25,759
Total current assets	—	656,657	—	25,759	—	682,416
Property, plant and equipment, at cost less accumulated depreciation and amortization of $588,371 in 2013	—	1,189,082	—	—	—	1,189,082
Investments in subsidiaries	1,228,837	—	—	—	(1,228,837)	—
Other assets	—	89,407	—	—	(87,740)	1,667
Deferred tax assets	—	—	—	—	—	—
Noncurrent assets held for sale	—	—	—	15,399	—	15,399
Total assets	$1,228,837	$1,935,146	$—	$41,158	$(1,316,577)	$1,888,564
Liabilities and Stockholders' Equity
Current liabilities
Current maturities of long-term debt	$—	$14,000	$—	$—	$—	$14,000
Inter-company accounts payable	—	119,366	(52,107)	(67,259)	—	—
Trade accounts payable and accrued liabilities	—	429,763	—	—	—	429,763
Income taxes payable	—	71,450	43	—	—	71,493
Deferred income taxes	—	7,143	—	—	—	7,143
Current liabilities held for sale	—	—	—	4,118	—	4,118
Total current liabilities	—	641,722	(52,064)	(63,141)	—	526,517
Long-term debt	—	541,381	—	—	—	541,381
Deferred income taxes	—	128,451	—		—	128,451
Asset retirement obligations	—	17,130	—	—	—	17,130
Deferred credits and other liabilities	—	18,749	—	—	—	18,749
Total liabilities	—	1,347,433	(52,064)	(63,141)	—	1,232,228
Stockholders' Equity
Preferred Stock, par $0.01 (authorized 20,000,000 shares, none outstanding)	—	—	—	—	—	—
Common Stock, par $0.01 (authorized 200,000,000 shares, 46,746,633 shares issued and outstanding at December 31, 2013)	467	1	60	—	(61)	467
Treasury stock	—	—	—	—	—	—
Additional paid in capital (APIC)	1,228,370	548,758	52,004	35,677	(1,316,516)	548,293
Retained earnings	—	38,954	—	68,622	—	107,576
Total stockholders' equity	1,228,837	587,713	52,064	104,299	(1,316,577)	656,336
Total liabilities and stockholders' equity	$1,228,837	$1,935,146	$—	$41,158	$(1,316,577)	$1,888,564

CONSOLIDATING INCOME STATEMENT

(Thousands of dollars)	Year ended December 31, 2014
Revenues	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Petroleum product sales	$—	$14,911,658	$—	$—	$(183,131)	$14,728,527
Merchandise sales	—	2,161,378	—	—	—	2,161,378
Other operating revenues	—	96,109	—	—	—	96,109
Total revenues	—	17,169,145	—	—	(183,131)	16,986,014
Costs and operating expenses
Petroleum product cost of goods sold	—	14,257,710	—	—	(183,131)	14,074,579
Merchandise cost of goods sold	—	1,859,732	—	—	—	1,859,732
Station and other operating expenses	—	486,762	—	—	—	486,762
Depreciation and amortization	—	79,087	—	—	—	79,087
Selling, general and administrative	—	119,265	1	—	—	119,266
Accretion of asset retirement obligations	—	1,200	—	—	—	1,200
Total costs and operating expenses	—	16,803,756	1	—	(183,131)	16,620,626
Income from operations	—	365,389	(1)	—	—	365,388
Other income (expense)
Interest income	—	244	—	—	—	244
Interest expense	—	(36,646)	—	—	—	(36,646)
Gain (loss) on sale of assets	—	194	—	—	—	194
Other nonoperating income	—	10,166	—	—	—	10,166
Total other income (expense)	—	(26,042)	—	—	—	(26,042)
Income from continuing operations before income taxes	—	339,347	(1)	—	—	339,346
Income tax expense	—	116,386	—	—	—	116,386
Income from continuing operations	—	222,961	(1)	—	—	222,960
Income (loss) from discontinued operations, net of income taxes	—	—	—	20,903	—	20,903
Equity earnings in affiliates, net of tax	351,439	89,524	—	—	(440,963)	—
Net Income	$351,439	$312,485	$(1)	$20,903	$(440,963)	$243,863

CONSOLIDATING AND COMBINING INCOME STATEMENT

(Thousands of dollars)	Year ended December 31, 2013
Revenues	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Petroleum product sales	$—	$15,766,752	$—	$—	$(206,435)	$15,560,317
Merchandise sales	—	2,159,466	—	—	—	2,159,466
Other operating revenues	—	94,298	—	—	—	94,298
Total revenues	—	18,020,516	—	—	(206,435)	17,814,081
Costs and operating expenses
Petroleum product cost of goods sold	—	15,216,390	—	—	(206,435)	15,009,955
Merchandise cost of goods sold	—	1,877,630	—	—	—	1,877,630
Station and other operating expenses	—	460,476	—	—	—	460,476
Depreciation and amortization	—	74,053	—	—	—	74,053
Selling, general and administrative	—	129,430	1	—	—	129,431
Accretion of asset retirement obligations	—	1,096	—	—	—	1,096
Total costs and operating expenses	—	17,759,075	1	—	(206,435)	17,552,641
Income from operations	—	261,441	(1)	—	—	261,440
Other income (expense)
Interest income	—	1,099	—	—	—	1,099
Interest expense	—	(14,509)	—	—	—	(14,509)
Gain (loss) on sale of assets	—	5,995	—	—	—	5,995
Other nonoperating income	—	169	—	—	—	169
Total other income (expense)	—	(7,246)	—	—	—	(7,246)
Income from continuing operations before income taxes	—	254,195	(1)	—	—	254,194
Income tax expense	—	100,059	—	—	—	100,059
Income from continuing operations	—	154,136	(1)	—	—	154,135
Income (loss) from discontinued operations, net of income taxes	—	—	—	80,898	—	80,898
Equity earnings in affiliates, net of tax	—	—	—	—	—	—
Net Income	$—	$154,136	$(1)	$80,898	$—	$235,033
COMBINING INCOME STATEMENT

(Thousands of dollars)	Year ended December 31, 2012
Revenues	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
Petroleum product sales	$17,071,126	$—	$—	$(216,141)	$16,854,985
Merchandise sales	2,144,347	—	—	—	2,144,347
Other operating revenues	11,708	—	—	—	11,708
Total revenues	19,227,181	—	—	(216,141)	19,011,040
Costs and operating expenses
Petroleum product cost of goods sold	16,514,457	—	—	(216,141)	16,298,316
Merchandise cost of goods sold	1,855,641	—	—	—	1,855,641
Station and other operating expenses	447,103	—	—	—	447,103
Depreciation and amortization	68,299	—	—	—	68,299
Selling, general and administrative	109,634	2	—	—	109,636
Accretion of asset retirement obligations	980	—	—	—	980
Total costs and operating expenses	18,996,114	2	—	(216,141)	18,779,975
Income from operations	231,067	(2)	—	—	231,065
Other income (expense)
Interest income	172	—	—	—	172
Interest expense	(384)	—	—	—	(384)
Gain (loss) on sale of assets	(1,005)	—	—	—	(1,005)
Other nonoperating income	92	—	—	—	92
Total other income (expense)	(1,125)	—	—	—	(1,125)
Income from continuing operations before income taxes	229,942	(2)	—	—	229,940
Income tax expense	91,525	—	—	—	91,525
Income from continuing operations	138,417	(2)	—	—	138,415
Income from discontinued operations, net of income taxes	—	—	(54,847)	—	(54,847)
Equity earnings in affiliates, net of tax	—	—	—	—	—
Net Income	$138,417	$(2)	$(54,847)	$—	$83,568

CONSOLIDATING STATEMENT OF CASH FLOW

(Thousands of dollars)	Year ended December 31, 2014
Operating Activities	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Net income	$351,439	$312,485	$(1)	$20,903	$(440,963)	$243,863
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Income from discontinued operations, net of tax	—	—	—	(20,903)	—	(20,903)
Depreciation and amortization	—	79,087	—	—	—	79,087
Deferred and noncurrent income tax credits	—	(4,403)	—	—	—	(4,403)
Accretion on discounted liabilities	—	1,200	—	—	—	1,200
Pretax gains from sale of assets	—	(194)	—	—	—	(194)
Net decrease (increase) in noncash operating working capital	—	(36,475)	—	—	—	(36,475)
Equity in earnings	(351,439)	(89,524)	—	—	440,963	—
Other operating activities - net	—	14,531	—	—	—	14,531
Net cash provided by (required by) continuing operations	—	276,707	(1)	—	—	276,706
Net cash provided by discontinued operations	—	—	—	28,876	—	28,876
Net cash provided by (required by) operating activities	—	276,707	(1)	28,876	—	305,582
Investing Activities
Property additions	—	(135,339)	—	—	—	(135,339)
Proceeds from sale of assets	—	376	—	—	—	376
Other investing activities - net	—	(10,631)	—	—	—	(10,631)
Sales proceeds	—	—	—	1,097	—	1,097
Other	—	—	—	(4,918)	—	(4,918)
Net cash required by investing activities	—	(145,594)	—	(3,821)	—	(149,415)
Financing Activities
Purchase of treasury stock	(51,348)	—	—	—	—	(51,348)
Repayments of long-term debt	—	(70,000)	—	—	—	(70,000)
Additions to long-term debt	—	—	—	—	—	—
Cash dividend to former parent	—	—	—	—	—	—
Debt issuance costs	—	(875)	—	—	—	(875)
Amounts related to share-based compensation	—	(580)	—	—	—	(580)
Net distributions to parent	51,348	(27,236)	1	(24,113)	—	—
Net cash provided by (required by) financing activities	—	(98,691)	1	(24,113)	—	(122,803)
Net increase in cash and cash equivalents	—	32,422	—	942	—	33,364
Cash and cash equivalents at January 1	—	294,741	—	—	—	294,741
Cash and cash equivalents at December 31	—	327,163	—	942	—	328,105
Less: Cash and cash equivalents held for sale	—	—	—	942	—	942
Cash and cash equivalents of continuing operations at December 31	$—	$327,163	$—	$—	$—	$327,163
CONSOLIDATING AND COMBINING STATEMENT OF CASH FLOW

(Thousands of dollars)	Year ended December 31, 2013
Operating Activities	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Net income (loss)	$—	$154,136	$(1)	$80,898	$—	$235,033
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Income from discontinued operations, net of tax	—	—	—	(80,898)	—	(80,898)
Depreciation and amortization	—	74,053	—	—	—	74,053
Deferred and noncurrent income tax credits	—	(11,568)	—	—	—	(11,568)
Accretion on discounted liabilities	—	1,096	—	—	—	1,096
Pretax gains from sale of assets	—	(5,995)	—	—	—	(5,995)
Net decrease in noncash operating working capital	—	51,204	—	—	—	51,204
Equity in earnings	—	—	—	—	—	—
Other operating activities - net	—	13,215	—	—	—	13,215
Net cash provided by (required by) continuing operations	—	276,141	(1)	—	—	276,140
Net cash provided by discontinued operations	—	—	—	80,558	—	80,558
Net cash provided by (required by) operating activities	—	276,141	(1)	80,558	—	356,698
Investing Activities
Property additions	—	(163,303)	—	—	—	(163,303)
Proceeds from sale of assets	—	6,113	—	—	—	6,113
Other investing activities - net	—	52	—	—	—	52
Sales proceeds	—	—	—	173,118	—	173,118
Other	—	—	—	(3,088)	—	(3,088)
Net cash provided by (required by) investing activities	—	(157,138)	—	170,030	—	12,892
Financing Activities
Purchase of treasury stock	—	—	—	—	—	—
Repayments of long-term debt	—	(80,000)	—	(1,170)	—	(81,170)
Additions to long-term debt	—	641,250	—	—	—	641,250
Cash dividend to former parent	—	(650,000)	—	—	—	(650,000)
Debt issuance costs	—	(6,693)	—	—	—	(6,693)
Amounts related to share-based compensation	—	—	—	—	—	—
Net distributions to parent	—	213,808	1	(249,418)	—	(35,609)
Net cash provided by (required by) financing activities	—	118,365	1	(250,588)	—	(132,222)
Net increase in cash and cash equivalents	—	237,368	—	—	—	237,368
Cash and cash equivalents at January 1	—	57,373	—	—	—	57,373
Cash and cash equivalents at December 31	—	294,741	—	—	—	294,741
Less: Cash and cash equivalents held for sale	—	—	—	—	—	—
Cash and cash equivalents of continuing operations at December 31	$—	$294,741	$—	$—	$—	$294,741
COMBINING STATEMENT OF CASH FLOW

(Thousands of dollars)	Year ended December 31, 2012
Operating Activities	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
Net income (loss)	$138,417	$(2)	$(54,847)	$—	$83,568
Adjustments to reconcile net income to net cash provided by operating activities
(Income) loss from discontinued operations, net of tax	—	—	54,847	—	54,847
Depreciation and amortization	68,299	—	—	—	68,299
Deferred and noncurrent income tax charges (credits)	2,906	—	—	—	2,906
Accretion on discounted liabilities	980	—	—	—	980
Pretax (gains) losses from sale of assets	1,005	—	—	—	1,005
Net decrease in noncash operating working capital	62,493	—	—	—	62,493
Equity in earnings	—	—	—	—	—
Other operating activities - net	(2,037)	—	—	—	(2,037)
Net cash provided by (required by) continuing operations	272,063	(2)	—	—	272,061
Net cash required by discontinued operations	—	—	(34,634)	—	(34,634)
Net cash provided by (required by) operating activities	272,063	(2)	(34,634)	—	237,427
Investing Activities
Property additions	(103,152)	—	—	—	(103,152)
Proceeds from sale of assets	364	—	—	—	364
Other investing activities - net	—	—	—	—	—
Sales proceeds	—	—	—	—	—
Other	—	—	(9,300)	—	(9,300)
Net cash required by investing activities	(102,788)	—	(9,300)	—	(112,088)
Financing Activities
Purchase of treasury stock	—	—	—	—	—
Repayments of long-term debt	—	—	(42)	—	(42)
Additions to long-term debt	—	—	—	—	—
Cash dividend to former parent	—	—	—	—	—
Debt issuance costs	—	—	—	—	—
Amounts related to share-based compensation	—	—	—	—	—
Net distributions to former parent	(148,789)	2	43,976	—	(104,811)
Net cash provided by (required by) financing activities	(148,789)	2	43,934	—	(104,853)
Net increase in cash and cash equivalents	20,486	—	—	—	20,486
Cash and cash equivalents at January 1	36,887	—	—	—	36,887
Cash and cash equivalents at December 31	57,373	—	—	—	57,373
Less: Cash and cash equivalents held for sale	—	—	—	—	—
Cash and cash equivalents of continuing operations at December 31	$57,373	$—	$—	$—	$57,373

CONSOLIDATING STATEMENT OF CHANGES IN EQUITY

(Thousands of dollars)	Year ended December 31, 2014
Statement of Stockholders' Equity/Net Parent Investment	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
Common Stock
Balance as of December 31, 2013	$467	$1	$60	$—	$(61)	$467
Issuance of common stock	1	—	—	—	—	1
Balance as of December 31, 2014	$468	$1	$60	$—	$(61)	$468
Treasury Stock
Balance as of December 31, 2013	—	—	—	—	—	—
Issuance of common stock	275	—	—	—	—	275
Repurchase of common stock	(51,348)	—	—	—	—	(51,348)
Balance as of December 31, 2014	$(51,073)	$—	$—	$—	$—	$(51,073)
APIC
Balance as of December 31, 2013	$1,228,370	$548,758	$52,004	$35,677	$(1,316,516)	$548,293
Issuance of common stock	(275)	—	—	—	—	(275)
Shares withheld to satisfy tax withholdings	—	(582)	—	—	—	(582)
Reclassification of net parent investment to APIC	—	—	—	—	—	—
Share-based compensation expense	—	10,435	—	—	—	10,435
Balance as of December 31, 2014	$1,228,095	$558,611	$52,004	$35,677	$(1,316,516)	$557,871
Net Parent Investment
Balance as of December 31, 2013	$—	$—	$—	$—	$—	$—
Net income	—	—	—	—	—	—
Dividend paid to former parent	—	—	—	—	—	—
Net transfers to/between former parent	—	—	—	—	—	—
Reclassification of net parent investment to APIC	—	—	—	—	—	—
Balance as of December 31, 2014	$—	$—	$—	$—	$—	$—
Retained Earnings
Balance as of December 31, 2013	$—	$38,954	$—	$68,622	$—	$107,576
Net income	351,439	312,485	(1)	20,903	(440,963)	243,863
Balance as of December 31, 2014	$351,439	$351,439	$(1)	$89,525	$(440,963)	$351,439
CONSOLIDATING AND COMBINING STATEMENTS OF CHANGES IN EQUITY

(Thousands of dollars)	Year ended December 31, 2013
Statement of Stockholders' Equity/Net Parent Investment	Parent Company	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
Common Stock
Balance as of December 31, 2012	$—	$—	$—	$—	$—	$—
Issuance of stock at the separation and distribution	467	1	60	—	(61)	467
Balance as of December 31, 2013	$467	$1	$60	$—	$(61)	$467
Treasury Stock
Balance as of December 31, 2012	—	—	—	—	—	—
Issuance of common stock	—	—	—	—	—	—
Repurchase of common stock	—	—	—	—	—	—
Balance as of December 31, 2013	$—	$—	$—	$—	$—	$—
APIC
Balance as of December 31, 2012	$—	$—	$—	$—	$—	$—
Issuance of stock at the separation and distribution	—	(467)	—	—	—	(467)
Shares withheld to satisfy tax withholdings	—	—	—	—	—	—
Reclassification of net parent investment to APIC	1,228,370	546,311	52,004	35,677	(1,316,516)	545,846
Share-based compensation expense	—	2,914	—	—	—	2,914
Balance as of December 31, 2013	$1,228,370	$548,758	$52,004	$35,677	$(1,316,516)	$548,293
Net Parent Investment
Balance as of December 31, 2012	$—	$1,123,467	$53,895	$117,550	$(190,461)	$1,104,451
Net income	—	114,668	—	12,789	—	127,457
Dividend paid to former parent	—	(650,000)	—	—	—	(650,000)
Net transfers to/between former parent	—	(36,062)	—	—	—	(36,062)
Reclassification of net parent investment to APIC	—	(552,073)	(53,895)	(130,339)	190,461	(545,846)
Balance as of December 31, 2013	$—	$—	$—	$—	$—	$—
Retained Earnings
Balance as of December 31, 2012	$—	$—	$—	$—	$—	$—
Net income	—	38,954	—	68,622	—	107,576
Balance as of December 31, 2013	$—	$38,954	$—	$68,622	$—	$107,576
COMBINING STATEMENTS OF CHANGES IN EQUITY

(Thousands of dollars)	Year ended December 31, 2012
Statement of Stockholders' Equity/Net Parent Investment	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
Common Stock
Balance as of December 31, 2011	$—	$—	$—	$—	$—
Issuance of stock at the separation and distribution	—	—	—	—	—
Balance as of December 31, 2012	$—	$—	$—	$—	$—
Treasury Stock
Balance as of December 31, 2011	—	—	—	—	—
Issuance of common stock	—	—	—	—	—
Repurchase of common stock	—	—	—	—	—
Balance as of December 31, 2012	$—	$—	$—	$—	$—
APIC
Balance as of December 31, 2011	$—	$—	$—	$—	$—
Issuance of stock at the separation and distribution	—	—	—	—	—
Shares withheld to satisfy tax withholdings	—	—	—	—	—
Reclassification of net parent investment to APIC	—	—	—	—	—
Share-based compensation expense	—	—	—	—	—
Balance as of December 31, 2012	$—	$—	$—	$—	$—
Net Parent Investment
Balance as of December 31, 2011	$1,043,914	$2,166	$263,328	$(190,461)	$1,118,947
Net income	138,416	—	(54,848)	—	83,568
Dividend paid to former parent	—	—	—	—	—
Net transfers to/between former parent	(58,863)	51,729	(90,930)	—	(98,064)
Reclassification of net parent investment to APIC	—	—	—	—	—
Balance as of December 31, 2012	$1,123,467	$53,895	$117,550	$(190,461)	$1,104,451
Retained Earnings
Balance as of December 31, 2011	$—	$—	$—	$—	$—
Net income	—	—	—	—	—
Balance as of December 31, 2012	$—	$—	$—	$—	$—